other long-term assets - Costs incurred to obtain and fulfill contracts with customers (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
other long-term assets
Balance, beginning of period	$ 419	$ 342
Additions	407	357
Amortization	(311)	(280)
Balance, end of period	515	419
Current	297
Non-current	218	154
Total	515	419
Costs incurred to obtain contracts with customers
other long-term assets
Balance, beginning of period	404	336
Additions	377	344
Amortization	(305)	(276)
Balance, end of period	476	404
Current	289
Non-current	187
Total	476	404
Costs incurred to fulfill contracts with customers
other long-term assets
Balance, beginning of period	15	6
Additions	30	13
Amortization	(6)	(4)
Balance, end of period	39	15
Current	8
Non-current	31
Total	$ 39	$ 15